Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Accounts Receivable, Allowance for Credit Loss, Current	$ 1.5	$ 2.2
Cumulative Series A redeemable Preferred Stock
Divided rate	8.50%